UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: June 30, 2000
                                                       ---------------
         Check here if Amendment [ ]; Amendment Number: ________________

                        This Amendment (Check only one.):
                              [ ] is a restatement.
                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Harrold J. McComas
           ----------------------------
Address    c/o Foley & Lardner
           ----------------------------
           777 East Wisconsin Avenue
           ----------------------------
           Milwaukee, Wisconsin 53202
           ----------------------------

Form 13F File Number:  28-4363
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Harrold J. McComas
           ----------------------------
Title:     n/a
           ----------------------------
Phone:     (414) 271-2400
           ----------------------------

Signature, Place, and Date of Signing:

/s/ Harrold J. McComas           Milwaukee, Wisconsin          August 9, 2000
-------------------------        --------------------          --------------
        [Signature]                 [City, State]                 [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      Form 13F File Number     Name
      --------------------     ----
      28-3097                  Bank One Wisconsin Trust Company, N.A.
      28-2903                  Campbell, Newman, Pottinger & Associates
      28-3128                  Charles Schwab Investment Management, Inc.
      28-1526                  Fiduciary Management, Inc.
      28-3354                  Firstar Investment Research & Management Company
      28-0398                  Loomis Sayles & Co.
      28-0274                  M&I Investment Management Corp.
      28-0290                  Northern Trust Corporation
      28-2353                  Scudder Kemper Investments
      28-1823                  Stein Roe & Farnham

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                                  ------------------
Form 13F Information Table Entry Total:           25
                                                  --
Form 13F Information Table Value Total:           $83,760,000
                                                  -----------
                                                       (thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                                                     Form 13F INFORMATION TABLE

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  Column 1          Column 2          Column 3       Column 4            Column 5        Column 6     Column 7         COLUMN 8
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                                                      Value      Shrs or          Put/   Investment    Other       Voting authority
Name of issuer    Title of class       CUSIP         (x$1000)    prn amt  SH/PRN  Call   Discretion   Managers    ------------------
--------------    --------------       -----         --------    -------  ------  ----   ----------   --------    Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
BANC ONE CORP        COM            06423A 10 3       863,000    32,500     SH            OTHER                         32,500
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COCA COLA CO         COM            191216 10 0     4,400,000    76,600     SH            OTHER                         76,600
------------------------------------------------------------------------------------------------------------------------------------
COLGATE
PALMOLIVE CO         COM            194162 10 3     4,814,000    80,400     SH            OTHER                         80,400
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DU PONT E I
NEMOURS              COM            263534 10 9     1,619,000    37,000     SH            OTHER                         37,000
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FEDERAL
NATIONAL
MORTGAGE             COM            313586 10 9     1,670,000    32,000     SH            OTHER                         32,000
------------------------------------------------------------------------------------------------------------------------------------
FIRSTAR CORP         COM            33761C 10 3     2,016,000    95,736     SH            OTHER                         95,736
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC
CO                   COM            369604 10 3    16,472,000   310,800     SH            OTHER                        310,800
------------------------------------------------------------------------------------------------------------------------------------
GILLETTE CO          COM            365766 10 2     1,943,000    55,600     SH            OTHER                         55,600
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON &
JOHNSON              COM            478160 10 4     3,983,000    39,100     SH            OTHER                         39,100
------------------------------------------------------------------------------------------------------------------------------------
KIMBERLY
CLARK CORP           COM            494368 10 3     2,065,000    36,000     SH            OTHER                         36,000
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LUCENT
TECHNOLOGIES         COM            549463 10 7     3,318,000    56,000     SH            OTHER                         56,000
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MARSHALL &
ILSLEY CORP          COM            571834 10 0     1,369,000    33,000     SH            OTHER                         33,000
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MC DONALDS
CORP                 COM            580135 10 1     1,219,000    37,000     SH            OTHER                         37,000
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MERCK & CO           COM            589331 10 7     2,222,000    29,000     SH            OTHER                         29,000
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MINNESOTA MNG
& MFG CO             COM            604059 10 5     2,194,000    26,600     SH            OTHER                         26,600
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MORGAN J P &
CO INC.              COM            616880 10 0     1,564,000    14,200     SH            OTHER                         14,200
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NORTHERN TR
CORP                 COM            665859 10 4     7,157,000   110,000     SH            OTHER                        110,000
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PFIZER INC           COM            717081 10 3     7,430,000   154,800     SH            OTHER                        154,800
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PROCTER &
GAMBLE CO            COM            742718 10 9     3,378,000    59,000     SH            OTHER                         59,000
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

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ROYAL DUTCH          NEW YORK
PET CO               1.25 GLDR      780257 80 4       739,000    12,000     SH            OTHER                         12,000
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SCHERING
PLOUGH CORP          COM            806605 10 1     4,848,000    96,000     SH            OTHER                         96,000
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SUN MICRO-
SYSTEMS              COM            866810 10 4       364,000     4,000     SH            OTHER                          4,000
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WALGREEN CO.         COM            931422 10 9     5,433,000   168,800     SH            OTHER                        168,800
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WAL-MART
STORES, INC.         COM            931142 10 3       346,000     6,000     SH            OTHER                          6,000
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WORLDCOM INC
GA NEW               COM            98157D 10 6     2,334,000    51,000     SH            OTHER                         51,000
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